BORROWINGS - Schedule of Supplemental Cash Flows (Details) - Non-recourse borrowings (current and non-current) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning balance	$ 12,178	$ 12,028
Cash Flows	18	2,135
Held for sale	0	(1,197)
Foreign Exchange Movement and Other	973	(788)
Ending balance	13,169	$ 12,178
Global intermodal logistics operation
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Foreign Exchange Movement and Other	$ 300